COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Nov. 30, 2012	Jan. 31, 2012	Dec. 31, 2012 sqft	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012 Massachusetts Viryanet Inc [Member] sqft	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Motor Vehicle [Member]	Dec. 31, 2011 Motor Vehicle [Member]	Dec. 31, 2010 Motor Vehicle [Member]	Dec. 31, 2012 Office Space [Member]	Dec. 31, 2011 Office Space [Member]	Dec. 31, 2010 Office Space [Member]
Government Grant				$ 372	$ 372
Royalty Commitment Rate							3.00%	5.00%
Royalty Commitment Pay Maximum Amount Percentage Description			up to 100% of the grants received from the OCS.
Average Annual Rent	127	181
Operating Leases, Rent Expense									136	150	165	316	343	349
Operating Leases, Future Minimum Payments Due, Next Twelve Months			320						129
Operating Leases, Future Minimum Payments, Due In Two Years			314						88
Operating Leases, Future Minimum Payments, Due In Three Years			300						8
Bank Guarantee			72
Accrued Royalties Contingent Liability			402
Land Subject to Ground Leases (in Square feet)			6,025			10,372
Payment To Royalty			$ 38